Employee Benefits - Summary of Plan Assets (Details)	Dec. 31, 2025	Dec. 31, 2024
TFI International pension plans
Disclosure of defined benefit plans [line items]
Other	100.00%	100.00%
TForce Freight pension plans
Disclosure of defined benefit plans [line items]
Equity securities	87.00%	95.00%
Debt securities	13.00%	5.00%